CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Operating (expenses) income
Merchandise costs	¥ (13,086,418)	$ (1,792,832)	¥ (10,338,870)	¥ (7,596,613)
Fulfillment expenses	(1,382,273)	(189,371)	(1,123,994)	(1,123,495)
Selling and marketing expenses	(1,367,028)	(187,282)	(1,250,860)	(1,536,052)
General and administrative expenses	(306,782)	(42,029)	(265,981)	(230,421)
Technology and content expenses	(210,364)	(28,820)	(195,679)	(227,812)
Goodwill impairment loss	0	0	0	(1,819,926)
Other operating income, net	53,434	7,320	36,264	41,238
Income (loss) from operations	28,969	3,968	(173,338)	(2,623,657)
Interest expense	(15,016)	(2,057)	(7,056)	(6,163)
Interest income	26,861	3,680	37,875	17,780
Other income (loss), net	(41,256)	(5,652)	(5,887)	38,791
Loss before income taxes and share of loss in equity method investments	(442)	(61)	(148,406)	(2,573,249)
Income tax benefits	56,877	7,792	42,530	111,783
Share of loss in equity method investments	(64,664)	(8,859)	(50,374)	(6,471)
Net loss	¥ (8,229)	$ (1,128)	¥ (156,250)	¥ (2,467,937)
Net loss per share
Basic | (per share)	¥ (0.05)	$ (0.01)	¥ (0.96)	¥ (15.16)
Diluted | (per share)	¥ (0.05)	$ (0.01)	¥ (0.96)	¥ (15.16)
Weighted average number of shares used in calculating net loss per ordinary share
Basic	161,618,799	161,618,799	162,160,835	162,819,410
Diluted	161,618,799	161,618,799	162,160,835	162,819,410
Net loss	¥ (8,229)	$ (1,128)	¥ (156,250)	¥ (2,467,937)
Foreign currency translation adjustments	7,356	1,008	8,883	(30,030)
Total comprehensive loss	(873)	(120)	(147,367)	(2,497,967)
Product
Net revenues
Net revenues	14,844,416	2,033,677	11,658,298	8,676,672
Service
Net revenues
Net revenues	¥ 1,483,984	$ 203,305	¥ 1,307,484	¥ 1,192,752